Schedule of Investments (unaudited)
August 31, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	159,380	$ 28,383,984
RTX Corp.	281,263	24,199,869
		52,583,853
Automobile Components — 0.9%
Lear Corp.	123,659	17,818,025
Automobiles — 0.9%
General Motors Co.	546,943	18,328,060
Banks — 5.2%
Citigroup, Inc.	833,816	34,428,263
Citizens Financial Group, Inc.	245,370	6,902,258
First Citizens BancShares, Inc., Class A	17,954	24,424,621
Wells Fargo & Co.	954,523	39,412,255
		105,167,397
Building Products — 0.5%
Allegion PLC	89,800	10,220,138
Capital Markets — 1.8%
Carlyle Group, Inc.	675,650	21,857,277
Raymond James Financial, Inc.	148,230	15,503,376
		37,360,653
Chemicals — 0.9%
International Flavors & Fragrances, Inc.	256,400	18,063,380
Communications Equipment — 1.5%
Cisco Systems, Inc.	391,028	22,425,456
Nokia Oyj, NVS, ADR	1,946,272	7,765,625
		30,191,081
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	141,183	19,553,846
Containers & Packaging — 1.1%
Sealed Air Corp.	599,680	22,224,141
Diversified Telecommunication Services — 1.9%
AT&T Inc.	737,026	10,900,614
Verizon Communications, Inc.	765,372	26,772,713
		37,673,327
Electric Utilities — 2.2%
American Electric Power Co., Inc.	210,852	16,530,797
Edison International	65,158	4,486,128
Exelon Corp.	318,652	12,784,318
PG&E Corp.(a)	647,983	10,562,123
		44,363,366
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(a)	35,120	9,658,351
Financial Services — 2.8%
Equitable Holdings, Inc.	501,505	14,443,344
Fidelity National Information Services, Inc.	494,100	27,600,426
Visa, Inc., Class A	60,399	14,838,826
		56,882,596
Food Products — 1.8%
Danone SA	104,345	6,082,562
Kraft Heinz Co.	946,057	31,305,026
		37,387,588
Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	797,267	32,369,040
Koninklijke Philips NV(a)	591,741	13,297,359
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	373,401	$ 30,432,182
Zimmer Biomet Holdings, Inc.	222,895	26,551,252
		102,649,833
Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	249,013	21,746,305
Cigna Group	83,331	23,021,022
Elevance Health, Inc.	40,935	18,093,679
Humana, Inc.	16,128	7,445,169
Laboratory Corp. of America Holdings	115,114	23,955,224
		94,261,399
Household Durables — 1.3%
Newell Brands, Inc.	1,116,497	11,812,538
Sony Group Corp., ADR	170,600	14,192,214
		26,004,752
Household Products — 0.3%
Reckitt Benckiser Group PLC	92,062	6,643,723
Industrial Conglomerates — 0.3%
Siemens AG, Registered Shares	41,602	6,249,903
Insurance — 4.3%
American International Group, Inc.	408,648	23,914,081
Fidelity National Financial, Inc., Class A	697,380	28,871,532
Prudential PLC	1,713,551	20,869,450
Willis Towers Watson PLC	66,847	13,821,286
		87,476,349
Interactive Media & Services — 0.4%
Alphabet, Inc., Class C, NVS(a)	34,365	4,720,033
Meta Platforms, Inc., Class A(a)	13,790	4,080,323
		8,800,356
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A	383,840	27,486,782
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.(a)	163,044	4,491,862
Machinery — 1.6%
Komatsu Ltd.	1,151,200	32,761,084
Media — 1.7%
Comcast Corp., Class A	507,664	23,738,369
Fox Corp., Class A, NVS	333,273	11,018,005
		34,756,374
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	86,118	5,260,088
Sempra	114,406	8,033,589
		13,293,677
Oil, Gas & Consumable Fuels — 5.0%
BP PLC	5,076,593	31,369,725
ConocoPhillips	81,898	9,748,319
Kosmos Energy Ltd.(a)	1,816,217	13,222,060
Shell PLC	1,209,792	36,989,724
Williams Cos., Inc.	266,071	9,187,431
		100,517,259
Personal Care Products — 0.6%
Unilever PLC, ADR	257,479	13,136,579
Pharmaceuticals — 3.1%
AstraZeneca PLC	64,749	8,697,263
Bayer AG, Registered Shares	353,728	19,353,352
Eli Lilly & Co.	15,891	8,806,792

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR	11,868	$ 2,202,938
Sanofi	229,745	24,468,755
		63,529,100
Professional Services — 4.1%
Dun & Bradstreet Holdings, Inc.	1,933,380	21,073,842
Leidos Holdings, Inc.	300,758	29,326,913
Robert Half, Inc.	46,818	3,462,659
SS&C Technologies Holdings, Inc.	507,128	29,119,290
		82,982,704
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	192,051	6,748,672
Software — 0.8%
Microsoft Corp.	51,802	16,978,624
Technology Hardware, Storage & Peripherals — 1.8%
HP, Inc.	220,180	6,541,548
Samsung Electronics Co. Ltd., Registered Shares, GDR	23,180	29,215,779
		35,757,327
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., Class A	29,142	3,398,831
Tobacco — 1.4%
British American Tobacco PLC	841,124	27,861,716
Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	29,910	3,052,615
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B, NVS	292,450	11,897,555
Vodafone Group PLC	19,514,222	18,090,745
		29,988,300
Total Common Stocks — 66.4% (Cost: $1,275,070,971)		1,346,303,623
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.4%
Barclays Capital, Inc. (L3Harris Technologies, Inc.) 15.29% 09/28/23	USD	88,200	15,711,504
Mizuho Securities USA LLC (RTX Corp.) 15.42% 11/02/23		141,700	12,093,166
			27,804,670
Automobile Components — 0.6%
Mizuho Securities USA LLC (Lear Corp.) 23.20% 10/12/23		76,700	11,184,277
Automobiles — 0.4%
UBS Securities LLC (General Motors Co.) 19.90% 10/02/23		236,600	8,058,834
Banks — 2.6%
BNP Paribas Securities Corporation (First Citizens BancShares, Inc.) 20.26% 10/26/23		9,800	13,508,836
Citigroup Global Markets Inc. (Citizens Financial Group, Inc.) 23.43% 09/08/23		248,400	6,946,123
Citigroup Global Markets Inc. (Wells Fargo & Co.) 19.44% 09/08/23		450,900	18,657,966
JP Morgan Securities LLC (Citigroup, Inc.) 21.12% 10/26/23		335,600	14,110,456
			53,223,381
Security		Par (000)	Value
Capital Markets — 0.8%
Citigroup Global Markets Inc. (Raymond James Financial, Inc.) 21.06% 09/08/23	USD	63,900	$ 6,554,748
Mizuho Securities USA LLC (Carlyle Group, Inc.) 26.46% 10/19/23		320,300	10,672,996
			17,227,744
Communications Equipment — 0.8%
BMO Capital Markets Corp. (Nokia Oyj) 24.85% 10/19/23		797,500	3,141,634
BNP Paribas Securities Corporation (Cisco Systems, Inc.) 16.60% 10/12/23		248,300	13,445,914
			16,587,548
Consumer Staples Distribution & Retail — 0.6%
Barclays Capital, Inc. (Dollar General Corp.) 21.56% 10/30/23		77,600	12,027,224
Containers & Packaging — 0.7%
Mizuho Securities USA LLC (Sealed Air Corp.) 19.41% 09/08/23		373,600	13,843,382
Diversified Telecommunication Services — 0.9%
Citigroup Global Markets Inc. (Verizon Communications, Inc.) 20.77% 09/08/23		389,300	13,674,763
UBS Securities LLC (AT&T Inc.) 23.30% 09/14/23		328,500	4,857,076
			18,531,839
Electric Utilities — 1.0%
BNP Paribas Securities Corporation (American Electric Power Co., Inc.) 16.72% 10/12/23		88,400	7,029,009
RBC Capital Markets LLC (Exelon Corp.) 19.19% 09/14/23		204,100	8,177,192
RBC Capital Markets LLC (PG&E Corp.) 15.60% 09/28/23		358,800	5,917,862
			21,124,063
Financial Services — 1.3%
Barclays Capital, Inc. (Visa, Inc.) 11.83% 09/28/23		23,700	5,801,064
RBC Capital Markets LLC (Equitable Holdings, Inc.) 26.04% 10/19/23		278,600	8,011,497
SG Americas Securities LLC (Fidelity National Information Services, Inc.) 16.53% 11/02/23		215,500	12,039,314
			25,851,875
Food Products — 0.9%
BNP Paribas Arbitrage SNC (Danone SA) 16.38% 09/21/23	EUR	57,700	3,384,221
Nomura Securities International, Inc. (Kraft Heinz Co.) 18.75% 09/28/23	USD	476,200	15,871,110
			19,255,331
Health Care Equipment & Supplies — 2.7%
JP Morgan Securities LLC (Medtronic PLC) 22.47% 10/02/23		207,500	17,057,284
RBC Capital Markets LLC (Baxter International, Inc.) 21.44% 10/19/23		443,100	18,466,482
RBC Capital Markets LLC (Koninklijke Philips NV) 26.81% 10/05/23	EUR	258,000	5,536,338
SG Americas Securities LLC (Zimmer Biomet Holdings, Inc.) 10.67% 10/02/23	USD	114,500	13,724,542
			54,784,646
Health Care Providers & Services — 2.6%
BMO Capital Markets Corp. (Cardinal Health, Inc.) 17.18% 10/19/23		138,300	12,212,212
BMO Capital Markets Corp. (Cigna Group) 22.25% 09/14/23		46,100	12,605,616

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
BMO Capital Markets Corp. (Laboratory Corp. of America Holdings) 19.45% 09/14/23	USD	70,200	$ 16,780,923
Mizuho Securities USA LLC (Humana, Inc.) 19.51% 09/14/23		5,400	2,393,676
SG Americas Securities LLC (Elevance Health, Inc.) 15.45% 10/02/23		20,200	9,004,016
			52,996,443
Household Durables — 0.5%
BMO Capital Markets Corp. (Newell Brands, Inc.) 33.46% 10/19/23		400,000	4,254,285
JP Morgan Securities LLC (Sony Group Corp.) 17.90% 09/08/23		80,100	6,689,013
			10,943,298
Household Products — 0.2%
HSBC Securities (USA), Inc. (Reckitt Benckiser Group PLC) 19.77% 09/21/23	GBP	50,900	3,688,469
Industrial Conglomerates — 0.2%
BNP Paribas Arbitrage SNC (Siemens AG) 22.91% 09/21/23	EUR	23,000	3,493,118
Insurance — 2.4%
Barclays Capital, Inc. (Prudential PLC) 26.55% 09/21/23	GBP	644,200	7,905,974
BMO Capital Markets Corp. (American International Group, Inc.) 14.32% 10/30/23(b)	USD	263,200	15,360,352
JP Morgan Securities LLC (Willis Towers Watson PLC) 16.72% 09/28/23		42,200	8,849,275
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 14.71% 10/30/23(b)		383,700	15,816,114
			47,931,715
Interactive Media & Services — 0.3%
SG Americas Securities LLC (Alphabet, Inc.) 18.15% 11/02/23		23,200	3,116,237
SG Americas Securities LLC (Meta Platforms, Inc.) 20.67% 11/02/23		9,500	2,802,988
			5,919,225
IT Services — 1.1%
Mizuho Securities USA LLC (Cognizant Technology Solutions Corp.) 21.11% 10/12/23		327,400	22,270,562
Media — 1.0%
JP Morgan Securities LLC (Comcast Corp.) 19.93% 10/26/23		302,300	14,169,367
SG Americas Securities LLC (Fox Corp.) 15.61% 11/02/23		183,400	6,094,623
			20,263,990
Multi-Utilities — 0.4%
RBC Capital Markets LLC (Public Service Enterprise Group, Inc.) 16.05% 10/02/23		66,800	4,059,411
RBC Capital Markets LLC (Sempra) 10.77% 10/30/23(b)		62,900	4,393,565
			8,452,976
Oil, Gas & Consumable Fuels — 2.6%
BNP Paribas Arbitrage SNC (Shell PLC) 23.72% 09/21/23	GBP	537,000	16,012,984
HSBC Securities (USA), Inc. (BP PLC) 24.04% 09/21/23		3,234,100	19,265,344
JP Morgan Securities LLC (ConocoPhillips) 21.33% 10/26/23	USD	45,000	5,307,744
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nomura Securities International, Inc. (Williams Cos., Inc.) 18.64% 09/14/23	USD	147,300	$ 4,971,593
RBC Capital Markets LLC (Kosmos Energy Ltd.) 20.60% 10/30/23(b)		999,600	7,247,100
			52,804,765
Personal Care Products — 0.4%
RBC Capital Markets LLC (Unilever PLC) 6.77% 10/30/23(b)		141,600	7,211,688
Pharmaceuticals — 2.0%
Barclays Capital, Inc. (Bayer AG) 20.90% 10/05/23	EUR	198,100	10,941,164
HSBC Securities (USA), Inc. (Sanofi) 16.00% 10/05/23		128,600	13,634,498
JP Morgan Securities LLC (Eli Lilly & Co.) 18.49% 10/26/23	USD	8,700	4,794,073
Nomura Securities International, Inc. (Novo Nordisk A/S) 24.56% 09/14/23		17,800	2,785,452
RBC Capital Markets LLC (AstraZeneca PLC) 21.89% 09/21/23	GBP	56,400	7,432,559
			39,587,746
Professional Services — 1.7%
JP Morgan Securities LLC (Robert Half International, Inc.) 17.15% 09/28/23	USD	25,900	1,942,717
Nomura Securities International, Inc. (SS&C Technologies Holdings, Inc.) 20.86% 11/02/23		279,000	15,858,018
SG Americas Securities LLC (Leidos Holdings, Inc.) 12.02% 11/02/23		165,500	15,972,390
			33,773,125
Semiconductors & Semiconductor Equipment — 0.2%
BNP Paribas Securities Corporation (Intel Corp.) 30.85% 10/12/23		107,500	3,730,637
Software — 0.5%
JP Morgan Securities LLC (Microsoft Corp.) 19.12% 10/26/23		28,500	9,346,027
Technology Hardware, Storage & Peripherals — 0.2%
BMO Capital Markets Corp. (HP, Inc.) 24.72% 09/14/23		121,800	3,578,624
Textiles, Apparel & Luxury Goods — 0.1%
RBC Capital Markets LLC (Ralph Lauren Corp.) 25.46% 10/19/23		24,400	2,928,470
Tobacco — 0.7%
Barclays Capital, Inc. (British American Tobacco PLC) 22.60% 10/05/23	GBP	435,900	14,361,648
Trading Companies & Distributors — 0.2%
BMO Capital Markets Corp. (MSC Industrial Direct Co., Inc.) 16.67% 10/19/23	USD	40,100	4,059,662
Wireless Telecommunication Services — 0.4%
Barclays Capital, Inc. (Vodafone Group PLC) 25.00% 10/05/23	GBP	9,708,300	9,038,442
Total Equity-Linked Notes — 32.4% (Cost: $670,154,054)			655,885,444
Total Long-Term Investments — 98.8% (Cost: $1,945,225,025)			2,002,189,067

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	60,661,671	$ 60,661,671
Total Short-Term Securities — 3.0% (Cost: $60,661,671)		60,661,671
Total Investments — 101.8% (Cost: $2,005,886,696)		2,062,850,738
Liabilities in Excess of Other Assets — (1.8)%		(36,429,195)
Net Assets — 100.0%		$ 2,026,421,543
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 60,661,671(a)	$ —	$ —	$ —	$ 60,661,671	60,661,671	$ 764,497	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	22(a)	—	(22)	—	—	—	800(c)	—
				$ (22)	$ —	$ 60,661,671		$ 765,297	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 52,583,853	$ —	$ —	$ 52,583,853
Automobile Components	17,818,025	—	—	17,818,025
Automobiles	18,328,060	—	—	18,328,060
Banks	105,167,397	—	—	105,167,397
Building Products	10,220,138	—	—	10,220,138
Capital Markets	37,360,653	—	—	37,360,653
Chemicals	18,063,380	—	—	18,063,380
Communications Equipment	30,191,081	—	—	30,191,081
Consumer Staples Distribution & Retail	19,553,846	—	—	19,553,846
Containers & Packaging	22,224,141	—	—	22,224,141
Diversified Telecommunication Services	37,673,327	—	—	37,673,327
Electric Utilities	44,363,366	—	—	44,363,366
Electronic Equipment, Instruments & Components	9,658,351	—	—	9,658,351
Financial Services	56,882,596	—	—	56,882,596
Food Products	31,305,026	6,082,562	—	37,387,588
Health Care Equipment & Supplies	89,352,474	13,297,359	—	102,649,833
Health Care Providers & Services	94,261,399	—	—	94,261,399
Household Durables	26,004,752	—	—	26,004,752
Household Products	—	6,643,723	—	6,643,723
Industrial Conglomerates	—	6,249,903	—	6,249,903
Insurance	66,606,899	20,869,450	—	87,476,349
Interactive Media & Services	8,800,356	—	—	8,800,356
IT Services	27,486,782	—	—	27,486,782
Life Sciences Tools & Services	4,491,862	—	—	4,491,862
Machinery	—	32,761,084	—	32,761,084
Media	34,756,374	—	—	34,756,374
Multi-Utilities	13,293,677	—	—	13,293,677
Oil, Gas & Consumable Fuels	32,157,810	68,359,449	—	100,517,259
Personal Care Products	13,136,579	—	—	13,136,579
Pharmaceuticals	11,009,730	52,519,370	—	63,529,100
Professional Services	82,982,704	—	—	82,982,704
Semiconductors & Semiconductor Equipment	6,748,672	—	—	6,748,672
Software	16,978,624	—	—	16,978,624
Technology Hardware, Storage & Peripherals	6,541,548	29,215,779	—	35,757,327
Textiles, Apparel & Luxury Goods	3,398,831	—	—	3,398,831
Tobacco	—	27,861,716	—	27,861,716
Trading Companies & Distributors	3,052,615	—	—	3,052,615
Wireless Telecommunication Services	11,897,555	18,090,745	—	29,988,300
Equity-Linked Notes	—	605,856,625	50,028,819	655,885,444
Short-Term Securities
Money Market Funds	60,661,671	—	—	60,661,671
	$ 1,125,014,154	$ 887,807,765	$ 50,028,819	$ 2,062,850,738

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock High Equity Income Fund
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2023	$ 17,914,666
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain (loss)	61,896
Net change in unrealized appreciation (depreciation)(a)	514,728
Purchases	50,157,522
Sales	(18,619,993)
Closing Balance, as of August 31, 2023	$ 50,028,819
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023(a)	$ (128,703)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares